Financial Risk Management - Summary of Net Asset Exposure (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Net Asset Exposure [Abstract]
Borrowings and financing in foreign currency in Brazil	[1]	R$ (4,246,692)	R$ (3,381,959)
Receivables in foreign currency in Brazil		236,782	10,007
Trade payable in foreign currencies in Brazil		(14,459)	(10,543)
Fair value of the financial derivatives		4,680,478	3,729,691
Net asset exposure		R$ 656,109	R$ 347,196

[1]	Excluding transaction costs.